LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	$ 10,929,395	$ 10,235,831	$ 8,223,103
Loan purchases / Loan sales		(5,889)	(2,397)
Recovery of charged - off loans	436,908	551,650	459,860
Credit impairment charges on loans, advances and financial leases, net	7,335,755	3,385,181	3,851,625
Adjusted stage 3	529,574	473,716	285,412
Charges-off	(2,600,403)	(3,730,380)	(3,815,912)
Foreign exchange	(15,186)	19,286	199,079
Ending balance	16,616,043	10,929,395	10,235,831	$ 8,223,103
Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				1,035,061
Adjusted balance after adoption of IFRS 9				9,258,164
Commercial
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	5,456,993	5,360,833	4,514,180
Loan purchases / Loan sales		(4,332)	(2,020)
Recovery of charged - off loans	118,196	139,268	124,865
Credit impairment charges on loans, advances and financial leases, net	2,406,228	1,299,379	1,463,097
Adjusted stage 3	213,214	223,824	158,396
Charges-off	(527,318)	(1,572,113)	(1,468,704)
Foreign exchange	6,407	10,134	58,060
Ending balance	7,673,720	5,456,993	5,360,833	4,514,180
Commercial | Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				512,959
Adjusted balance after adoption of IFRS 9				5,027,139
Consumer
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	3,445,818	2,892,891	2,291,829
Recovery of charged - off loans	256,836	317,722	251,632
Credit impairment charges on loans, advances and financial leases, net	3,745,662	1,971,037	1,943,323
Adjusted stage 3	203,420	148,001	71,157
Charges-off	(1,875,355)	(1,890,490)	(2,012,315)
Foreign exchange	(22,951)	6,657	109,750
Ending balance	5,753,430	3,445,818	2,892,891	2,291,829
Consumer | Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				237,515
Adjusted balance after adoption of IFRS 9				2,529,344
Mortgage
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	860,665	853,764	645,101
Recovery of charged - off loans	15,943	33,869	22,373
Credit impairment charges on loans, advances and financial leases, net	163,527	33,808	150,873
Adjusted stage 3	39,793	42,495	26,502
Charges-off	(89,727)	(104,720)	(112,417)
Foreign exchange	2,314	1,449	14,640
Ending balance	992,515	860,665	853,764	645,101
Mortgage | Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				106,692
Adjusted balance after adoption of IFRS 9				751,793
Financial leases
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,025,403	990,970	631,402
Loan purchases / Loan sales		(1,557)	(377)
Recovery of charged - off loans	44,381	57,057	51,808
Credit impairment charges on loans, advances and financial leases, net	903,191	25,130	231,668
Adjusted stage 3	63,240	50,119	22,230
Charges-off	(40,150)	(97,148)	(135,674)
Foreign exchange	(32)	832	13,392
Ending balance	1,996,033	1,025,403	990,970	631,402
Financial leases | Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				176,521
Adjusted balance after adoption of IFRS 9				807,923
Small Business
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	140,516	137,373	140,591
Recovery of charged - off loans	1,552	3,734	9,182
Credit impairment charges on loans, advances and financial leases, net	117,147	55,827	62,664
Adjusted stage 3	9,907	9,277	7,127
Charges-off	(67,853)	(65,909)	(86,802)
Foreign exchange	(924)	214	3,237
Ending balance	$ 200,345	$ 140,516	$ 137,373	140,591
Small Business | Accordance with IFRS 9
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Effect of adoption of IFRS 9				1,374
Adjusted balance after adoption of IFRS 9				$ 141,965